Document And Entity Information	Nov. 04, 2021
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	MercadoLibre, Inc.
Entity File Number	001-33647
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0212790
Entity Address, Address Line One	WTC Free Zone
Entity Address, Address Line Two	Dr. Luis Bonavita 1294
Entity Address, Address Line Three	Of. 1733, Tower II
Entity Address, City or Town	Montevideo
Entity Address, Country	UY
Entity Address, Postal Zip Code	11300
City Area Code	+598
Local Phone Number	2927-2770
Written Communications	false
Soliciting Material	false
Pre-Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001099590
Amendment Flag	false
Former Address [Member]
Entity Address, Address Line One	Pasaje Posta 4789
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1430EKG
Common Stock [Member]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MELI
Security Exchange Name	NASDAQ
2.375% Sustainability Notes due 2026 [Member]
Title of 12(b) Security	2.375% Sustainability Notes due 2026
Trading Symbol	MELI26
Security Exchange Name	NASDAQ
3.125% Notes due 2031 [Member]
Title of 12(b) Security	3.125% Notes due 2031
Trading Symbol	MELI31
Security Exchange Name	NASDAQ